PROFORMA CONDENSED COMBINED BALANCE SHEETS (Details) - USD ($)		May 31, 2021		Feb. 28, 2021		Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents		$ 2,047,567		$ 40,598		$ 1,980		$ 37,778
Accounts receivable, net of allowance of $0 at 12/31/2020 and 12/31/2019, respectively						445		8,620
Inventories, net		198,025				68,142		239,616
Other assets		2,400				2,400		2,700
Total current assets		2,247,992				72,967		288,714
PROPERTY AND EQUIPMENT, NET		97,548				99,355
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC		500,000
TOTAL ASSETS		2,845,540				172,322		288,714
CURRENT LIABILITIES:
Accounts payable - trade		37,657				22,769		158,716
Accounts payable - related parties		137,700				137,700
Accrued expenses								3,641
Notes payable - current portion		2,906,273				274,195
Deferred revenues		250,818				21,075
Total current liabilities		3,332,448				455,739		162,357
LONG TERM PORTION OF NOTE PAYABLE		30,574				30,574
COMMITMENTS AND CONTINGENCIES (Note __)
STOCKHOLDERS' EQUITY/ (DEFICIT)
Additional paid in capital
Advances by founders.net		394,988				416,000		482,172
Accumulated deficit		(912,571)				(730,093)		(355,915)
Total stockholders' (deficit) equity /		(517,482)		(349,396)		(313,992)		126,357
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		2,845,540				172,322		288,714
Class A Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Total stockholders' (deficit) equity /		100		100		100		100
Class B Non-Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Total stockholders' (deficit) equity /		1		1		1
Accounting Acquiror [Member]
CURRENT ASSETS:
Cash and cash equivalents		2,047,567	[1]			1,980	[2]
Accounts receivable, net of allowance of $0 at 12/31/2020 and 12/31/2019, respectively	[2]					445
Inventories, net		198,025	[1]			68,142	[2]
Other assets		2,400	[1]			2,400	[2]
Total current assets		2,247,992	[1]			72,967	[2]
ADVANCE	[1]
PROPERTY AND EQUIPMENT, NET		97,548	[1]			99,355	[2]
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC	[1]	500,000
TOTAL ASSETS		2,845,540	[1]			172,322	[2]
CURRENT LIABILITIES:
Accounts payable - trade		37,657	[1]			22,770	[2]
Accounts payable - related parties		137,700	[1]			137,700	[2]
Accrued expenses	[2]
Notes payable- related parties	[2]
Notes payable - current portion		2,906,273	[1]			274,195	[2]
Deferred revenues		250,818	[1]			21,075	[2]
Total current liabilities		3,332,448	[1]			455,740	[2]
LONG TERM PORTION OF NOTE PAYABLE		30,574	[1]			30,574	[2]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value			[1]				[2]
Additional paid in capital			[1]				[2]
Advances by founders.net		394,988	[1]			416,000	[2]
Accumulated deficit		(912,571)	[1]			(730,093)	[2]
Total stockholders' (deficit) equity /		(517,482)	[1]			(313,992)	[2]
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		2,845,540	[1]			172,322	[2]
Accounting Acquiror [Member] | Class A Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		100				100	[2]
Accounting Acquiror [Member] | Class B Non-Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		1				1	[2]
Legal Acquiror [Member]
CURRENT ASSETS:
Cash and cash equivalents		166,426	[3]	127,239	[4]
Accounts receivable, net of allowance of $0 at 12/31/2020 and 12/31/2019, respectively	[4]
Inventories, net			[3]		[4]
Other assets			[3]		[4]
Total current assets		166,426	[3]	127,239	[4]
ADVANCE	[3]	2,000,000
PROPERTY AND EQUIPMENT, NET			[3]		[4]
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC	[3]
TOTAL ASSETS		2,166,426	[3]	127,239	[4]
CURRENT LIABILITIES:
Accounts payable - trade		52,495	[3]	1,828	[4]
Accounts payable - related parties			[3]		[4]
Accrued expenses	[4]			3,400
Notes payable- related parties	[4]			405,000
Notes payable - current portion			[3]		[4]
Deferred revenues			[3]		[4]
Total current liabilities		52,495	[3]	410,228	[4]
LONG TERM PORTION OF NOTE PAYABLE			[3]		[4]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		1,250	[3]	1,000	[4]
Additional paid in capital		2,789,716	[3]	289,966	[4]
Advances by founders.net			[3]		[4]
Accumulated deficit		(677,035)	[3]	(573,955)	[4]
Total stockholders' (deficit) equity /		2,113,931	[3]	(282,989)	[4]
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		2,166,426	[3]	127,239	[4]
Legal Acquiror [Member] | Class A Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value					[4]
Legal Acquiror [Member] | Class B Non-Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value					[4]
Adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents		1,320,000				1,320,000
Accounts receivable, net of allowance of $0 at 12/31/2020 and 12/31/2019, respectively
Inventories, net
Other assets
Total current assets		1,320,000				1,320,000
ADVANCE		(2,000,000)
PROPERTY AND EQUIPMENT, NET
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC
TOTAL ASSETS		(680,000)				1,320,000
CURRENT LIABILITIES:
Accounts payable - trade
Accounts payable - related parties
Accrued expenses
Notes payable- related parties
Notes payable - current portion		(160,000)
Deferred revenues
Total current liabilities		(160,000)
LONG TERM PORTION OF NOTE PAYABLE
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		2,855				2,855
Common stock value1		10				132
Common stock value2		132				10
Additional paid in capital		(519,789)				(576,709)
Additional paid in capital1		99,990				99,990
Additional paid in capital2		(100,000)				(100,000)
Additional paid in capital3		(2,000,000)				1,319,868
Additional paid in capital4		1,319,868
Advances by founders.net
Accumulated deficit		677,035				573,955
Total stockholders' (deficit) equity /		(520,000)				1,320,000
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		(680,000)				1,320,000
Adjustments [Member] | Class A Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		(100)				(100)
Adjustments [Member] | Class B Non-Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		(1)				(1)
Pro Forma [Member]
CURRENT ASSETS:
Cash and cash equivalents		3,533,993				1,449,219
Accounts receivable, net of allowance of $0 at 12/31/2020 and 12/31/2019, respectively						445
Inventories, net		198,025				68,142
Other assets		2,400				2,400
Total current assets		3,734,418				1,520,206
ADVANCE
PROPERTY AND EQUIPMENT, NET		97,548				99,355
DEPOSIT FOR INVESTMENT IN D.S RAIDER LLC		500,000
TOTAL ASSETS		4,331,966				1,619,561
CURRENT LIABILITIES:
Accounts payable - trade		90,152				24,598
Accounts payable - related parties		137,700				137,700
Accrued expenses						3,400
Notes payable- related parties						405,000
Notes payable - current portion		2,746,273				274,195
Deferred revenues		250,818				21,075
Total current liabilities		3,224,943				865,968
LONG TERM PORTION OF NOTE PAYABLE		30,574				30,574
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value		4,247				3,997
Additional paid in capital		1,689,785				1,033,115
Advances by founders.net		394,988				416,000
Accumulated deficit		(912,571)				(730,093)
Total stockholders' (deficit) equity /		1,176,449				723,019
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY		4,331,966				1,619,561
Pro Forma [Member] | Class A Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value
Pro Forma [Member] | Class B Non-Voting [Member]
STOCKHOLDERS' EQUITY/ (DEFICIT)
Common stock value

[1]	Derived from the E-Waste audited consolidated financial statements and accompanying notes as of three months ended May 31, 2021, as contained in Form 10-Q filed on July 15, 2021 with the SEC.
[2]	Derived from the E-Waste audited consolidated financial statements and accompanying notes as of and for the year ended February 28, 2021, as contained in Form 10-K filed on June 11, 2021 with the SEC.
[3]	Derived from the EZ Raider, LLC audited financial statements and accompanying notes as of and for the five months ended March 31, 2021.
[4]	Derived from the EZ Raider, LLC audited financial statements and accompanying notes as of and for the year ended December 31, 2020 and 2019.